Dividends - Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		0		17,482,000		17,482,000
Record date	[1]	Feb. 23, 2024	[2]	Dec. 31, 2022		Dec. 31, 2021
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		512,759,471	[2]	508,784,869		516,599,554
Par value per share in won		₩ 5,000	[2]	₩ 5,000		₩ 5,000
Dividends	[3]	₩ 268,697	[2]	₩ 440,093		₩ 723,230
Dividend per share in won	[4]	₩ 525	[2]	₩ 865		₩ 1,400
Dividend rate per share (%)		10.50%	[2],[4]	17.30%	[4]	28.00%
Preferred stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		0	[2]	17,482,000		17,482,000
Par value per share in won		₩ 0	[2]	₩ 5,000		₩ 5,000
Dividends		₩ 0	[2]	₩ 15,122		₩ 24,475
Dividend per share in won		₩ 0	[2]	₩ 865		₩ 1,400
Dividend rate per share (%)		0.00%	[2]	17.30%		28.00%

[1]	At the regular stockholders’ general meeting on March 23, 2023, the Articles of Incorporation were revised to allow the dividend base date to be determined by resolution of the Board of Directors, and the dividend base date for the 2023 annual dividend is February 23, 2024.
[2]	The current dividend (plan) was decided on March 26, 2024. The amount of dividends was not recognized as a distribution to the owner during the period.
[3]	Dividends on own shares held by the Group are excluded.
[4]	Excluding quarterly dividends, including quarterly dividends, dividends per share are KRW 1,960, KRW 2,065 and KRW 2,100 for the years ended December 31, 2021, 2022 and 2023, respectively, and dividend rate per share are 39.2%, 41.3% and 42.0% for the years ended December 31, 2021, 2022 and 2023, respectively.